Ivy Funds

Supplement dated December 3, 2012 to the

Ivy Funds Prospectus

dated July 31, 2012

and as supplemented September 12, 2012

The following replaces the Annual Fund Operating Expenses table and footnotes in the “Fees and Expenses” section on page 71 for Ivy Cundill Global Value Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.25%
Other Expenses	0.61%	0.81%	0.42%	1.11%	0.27%	0.29%
Total Annual Fund Operating Expenses	1.86%	2.81%	2.42%	2.36%	1.27%	1.54%
Fee Waiver and/or Expense Reimbursement[2,3,4]	0.14%	0.14%	0.14%	0.77%	0.14%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.72%	2.67%	2.28%	1.59%	1.13%	1.40%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	Through July 31, 2014, Ivy Investment Management Company (IICO), the Fund’s investment manager, has contractually agreed to reduce the management fee paid by the Fund by an annual rate of 0.14% of average daily net assets. Prior to that date, the reduction may not be terminated by IICO or the Board of Trustees.

[3]	Through July 31, 2013, IICO, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class A shares at 1.90% and Class E shares at 1.59%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

[4]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

The following replaces the “Example” section on pages 71-72 for Ivy Cundill Global Value Fund:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same taking into account that expenses were reduced for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$740	$1,113	$1,511	$2,619
Class B Shares	670	1,158	1,572	2,901
Class C Shares	231	741	1,278	2,746
Class E Shares	747	1,260	1,797	3,261
Class I Shares	115	389	684	1,522
Class Y Shares	143	473	826	1,823

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$740	$1,113	$1,511	$2,619
Class B Shares	270	858	1,472	2,901
Class C Shares	231	741	1,278	2,746
Class E Shares	747	1,260	1,797	3,261
Class I Shares	115	389	684	1,522
Class Y Shares	143	473	826	1,823

The following replaces the last paragraph of the “Principal Investment Strategies” section on page 132 for Ivy Global Natural Resources Fund:

The Fund may, but is not required to, use a range of derivative instruments to hedge market risk on equity securities, increase exposure to specific sectors or companies, and manage exposure to various foreign currencies and precious metals. In an effort to hedge market risk and increase exposure to equity markets, the Fund may utilize futures on equity indices and/or purchase option contracts on individual equity securities and exchange-traded funds (ETFs). In seeking to manage foreign currency exposure, the Fund may utilize forward contracts to either increase or decrease exposure to a given currency. In seeking to manage the Fund’s exposure to precious metals, IICO may utilize futures contracts, both long and short positions as well as options contracts, both written and purchased, on precious metals.

The following is added alphabetically to the “Principal Investment Risks” section on page 132 for Ivy Global Natural Resources Fund:

■	Commodities Risk. Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Fund’s investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, the Fund may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments. Moreover, under the federal tax law, the Fund may not earn more than 10% of its annual gross income from gains resulting from selling commodities (and other non-qualifying income). Accordingly, the Fund may be required to hold its commodities or to sell them at a loss, or to sell portfolio securities at a gain, when for investment reasons it would not otherwise do so.

The following replaces the Annual Fund Operating Expenses table and footnotes in the “Fees and Expenses” section on page 136 for Ivy Real Estate Securities Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class Y
Management Fees	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.25%
Other Expenses	0.58%	0.99%	0.59%	1.21%	0.25%	0.34%	0.24%
Total Annual Fund Operating Expenses	1.73%	2.89%	2.49%	2.36%	1.15%	1.74%	1.39%
Fee Waiver and/or Expense Reimbursement[2,3,4]	0.10%	0.10%	0.10%	0.69%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.63%	2.79%	2.39%	1.67%	1.05%	1.64%	1.29%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	Through July 31, 2014, Ivy Investment Management Company (IICO), the Fund’s investment manager, has contractually agreed to reduce the management fee paid by the Fund by an annual rate of 0.10% of average daily net assets. Prior to that date, the reduction may not be terminated by IICO or the Board of Trustees.

[3]	Through July 31, 2013, IICO, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class E shares at 1.67%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

[4]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

The following replaces the “Example” section on pages 136-137 for Ivy Real Estate Securities Fund:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same taking into account that expenses were reduced for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$731	$1,079	$1,451	$2,491
Class B Shares	682	1,185	1,614	2,931
Class C Shares	242	766	1,317	2,818
Class E Shares	755	1,267	1,804	3,266
Class I Shares	107	355	623	1,389
Class R Shares	167	538	934	2,043
Class Y Shares	131	430	751	1,660

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$731	$1,079	$1,451	$2,491
Class B Shares	282	885	1,514	2,931
Class C Shares	242	766	1,317	2,818
Class E Shares	755	1,267	1,804	3,266
Class I Shares	107	355	623	1,389
Class R Shares	167	538	934	2,043
Class Y Shares	131	430	751	1,660